CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 2,106,473	$ 4,759,370	$ 8,384,042
Accounts receivable, net	22,604	35,907	24,460
Inventory	142,222	146,522	224,875
Prepaid expenses	207,428	267,766	192,637
Other current assets	16,281	21,371	46,060
Total current assets	2,495,008	5,230,936	8,872,074
Property and equipment, net	32,447	34,355	0
Intellectual technology, net	1,175,588	1,246,124	2,087,965
Operating lease right-of-use assets, net	55,244	82,380	183,737
Other assets	27,427	27,427	27,427
Total Assets	3,785,714	6,621,222	11,171,203
Current liabilities
Accounts payable	493,298	484,731	422,557
Accrued expenses	405,081	866,335	498,128
Accrued interest payable	116,360	114,901	105,501
Deferred revenue	31,248	6,600	0
Operating lease liabilities, current portion	61,656	91,993	111,303
Notes payable - related parties, net	11,810	11,810	11,810
Notes payable - non-related parties, net	26,683	119,663	127,590
Total current liabilities	1,146,136	1,696,033	1,276,889
Operating lease liabilities, less current portion	0	0	91,993
Total Liabilities	1,146,136	1,696,033	1,368,882
Stockholders' Equity
Preferred stock, $0.00001 par value; 16,300,000 shares authorized, no shares issued or outstanding at December 31, 2025 and December 31, 2024		0	0
Common stock, $0.00001 par value; 100,000,000 shares authorized, 2,806,562 and 1,886,238 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively	28	19	94
Treasury stock, at cost; 17 shares as of March 31, 2026 and December 31, 2025	(38,015)	(38,015)	(38,015)
Additional paid-in capital	112,354,443	112,347,141	108,222,324
Accumulated deficit	(109,623,170)	(107,330,252)	(98,328,395)
Total SOBR Safe, Inc. stockholders' equity	2,693,286	4,978,893	9,856,008
Noncontrolling interest	(53,708)	(53,704)	(53,687)
Total Stockholders' Equity	2,639,578	4,925,189	9,802,321
Total Liabilities and Stockholders' Equity	$ 3,785,714	6,621,222	11,171,203
Series A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, $0.00001 par value; 16,300,000 shares authorized, no shares issued or outstanding at December 31, 2025 and December 31, 2024		0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, $0.00001 par value; 16,300,000 shares authorized, no shares issued or outstanding at December 31, 2025 and December 31, 2024		0	0
Series A-1 Convertible Preferred stock [Member]
Stockholders' Equity
Preferred stock, $0.00001 par value; 16,300,000 shares authorized, no shares issued or outstanding at December 31, 2025 and December 31, 2024		$ 0	$ 0